CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (11,387)	$ (46,214)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	121	330
Amortization of intangible assets	33	1,823
Impairment of long-lived assets	777	18,744
Gain on disposal of assets, net	(33)	529
Stock-based compensation	766	2,087
Bad debt (recovery) expense	395	(43)
Provision for inventory excess and obsolescence	335	579
Deferred income tax	28	(423)
Gain on changes in fair value of liability warrants	(3,878)
Other noncash items	17	(23)
Change in operating assets and liabilities:
Accounts and other receivables	125	678
Inventory	(465)	(1,187)
Prepaid expenses and other current assets	(172)	1,141
Accounts payable and accrued liabilities	(3,457)	448
Warranty liability	(182)	(371)
Other	17
Net cash used in operating activities	(16,960)	(21,902)
Cash flows from investing activities:
Capital expenditures	(43)	(131)
Proceeds from sale of capital assets	33	39
Cash used in investing activities:	(10)	(92)
Cash flows from financing activities:
Proceeds from sale and issuance of securities, net	13,438	639
Exercise of warrants	4,136	2,491
Net cash provided by financing activities	17,574	3,130
Effect of currency exchange rate changes on cash and cash equivalents		4
Net change in cash, cash equivalents and restricted cash	604	(18,860)
Cash, cash equivalents and restricted cash at beginning of period	3,955	22,815
Cash, cash equivalents and restricted cash at end of period	4,559	3,955
Supplemental disclosure:
Cash paid for income taxes	$ 10	5
Noncash investing and financing activities:
Capital expenditures accruals		$ 6